HOT MADEN INTEREST	12 Months Ended
Dec. 31, 2017
HOT MADEN INTEREST [abstract]
HOT MADEN INTEREST

8.	HOT MADEN INTEREST

On July 3, 2017, the Company acquired a 30% net profits interest in Artmin Madencilik Sanaya ve Ticaret A.S, incorporated in Turkey which owns and operates the Hot Maden project. This interest is accounted for using the equity method and its financial results are adjusted, where appropriate, to give effect to uniform accounting policies.

As of December 31, 2017 the Company has committed to funding $4.3 million in expenditures in 2018 relating to the ongoing development and construction activities at the Hot Maden project.

The following table summarizes the changes in the carrying amount of the Company’s Hot Maden interest:

In $000s	Year Ended December 31, 2017	Year Ended December 31, 2016
Beginning of Year	$ -	$ -
Acquisition of Investment in Associate (note 7)	190,714	-
Company’s share of net income (loss) of associate	(28)	-
Capital investment	584	-
Currency translation adjustments	(13,818)	-
End of Year	$ 177,452	$ -

Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Period Ended[1] December 31, 2017	Year Ended December 31, 2016
Revenue	$ -	$ -
Administration expenses	(113)	-
Other income	20	-
Total net (loss) income	(93)	-

Company’s share of net income (loss) of associate	$ (28)	$ -

1)	Financial results presented above pertain to the period beginning July 3, 2017, the date of acquisition, to December 31, 2017.

In $000s	December 31, 2017	December 31, 2016
Current Assets	$619	$ -
Non-current Assets	591,343	-
Total Assets	$ 591,962	$ -
Current Liabilities	456	-
Non-current Liabilities	-	-
Total Liabilities	$ 456	$ -
Net Assets	591,506	-
Company’s share of net assets of associate	$ 177,452	$ -